Fair Value Measurements (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 2,500	$ 11,200
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	4,056	17,821
(Level 1) | Recurring | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	2,480	11,213
(Level 3) | Recurring | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 1,576	$ 6,608